Convertible Preferred Stock and Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Convertible Preferred Stock and Common Stock

6. Convertible Preferred Stock and Common Stock

Preferred Stock Financings

In August 2020, the Company’s existing Convertible Preferred Stock investors as well as a new investor purchased 3,443,612 shares of Series C at a price of $14.5197 per share for net proceeds of approximately $49.8 million.

In March 2020, the Company’s Series B investors exercised their Future Tranche Right and purchased 7,628,846 shares of Series B for net proceeds of approximately $29.9 million.

Initial Public Offering

In September 2020, the Company completed its IPO in which the Company sold 9,573,750 shares of its common stock at a public offering price of $19.00 per share. The Company received net proceeds of $166.6 million after deducting underwriting discounts, commissions, and other offering expenses paid by the Company. In addition, immediately prior to the closing of the IPO on September 29, 2020, (i) all of the Company’s outstanding shares of convertible preferred stock converted into an aggregate of 30,437,423 shares of common stock (of which, 11,110,371 shares are non-voting common stock) and (ii) the Company filed an amended and restated certificate of incorporation to, among other things, increase the number of authorized shares of common stock to 500,000,000.

Common Stock

The Company has two classes of common stock; “voting common stock” and “non-voting common stock.” The holders of the voting common stock are entitled to one vote for each share of voting common stock held at all meetings of stockholders. Except as otherwise required by law, the holders of non-voting common stock shall not be entitled to vote at any meetings of stockholders (or written actions in lieu of meetings) and the shares of non-voting common stock shall not be included in determining the number of shares voting or entitled to vote on any matter. Unless required by law, there shall be no cumulative voting. Any holder of non-voting common stock may elect to convert each share of non-voting common stock into one fully paid and non-assessable share of voting common stock at any time by providing written notice to the Company; provided that as a result of such conversion, such holder, together with its affiliates and any members of a Schedule 13(d) group with such holder, would not beneficially own in excess of 9.99% of the Company’s common stock immediately prior to and following such conversion, unless otherwise as expressly provided for in the Company’s restated certificate of incorporation. However, this ownership limitation may be increased (not to exceed 19.99%) or decreased to any other percentage designated by such holder of non-voting common stock upon 61 days’ notice to the Company.

8. Convertible Preferred Stock and Common Stock

Convertible Preferred Stock

In August 2018, the Company issued an aggregate of 5,728,376 shares of Series A convertible preferred stock (“Series A”) for $3.1423 per share for aggregate net proceeds of $17.9 million.

In May 2019, the Company issued an aggregate of 7,628,846 shares of Series B convertible preferred stock (“Series B”) to existing investors at $3.9325 per share for aggregate net proceeds of $29.8 million.

The following is a summary of the rights, preferences, and terms of the Series A and Series B (collectively, “Convertible Preferred Stock”):

Dividends

The holders of the Convertible Preferred Stock are also entitled to receive dividends payable when, as and if declared by the Board of Directors of the Company, with the holders of common stock, paid out of any assets or on the common stock of the Company, on an as-converted to common stock basis. Dividends are non-cumulative and no dividends on common stock were declared or paid from inception through December 31, 2019.

Voting

Holders of the Convertible Preferred Stock are entitled to one vote for each share of common stock into which their shares may be converted and, subject to certain Convertible Preferred Stock class votes specified in the Company’s certificate of incorporation or as required by law, holders of the Convertible Preferred Stock and common stock vote together on an as-converted basis.

Liquidation Preference

In the event of a liquidation, dissolution or winding up of the Company, either voluntary or involuntary, or in the event of a deemed liquidation event, which includes a sale of the Company as defined in the Company’s articles of incorporation, holders of the Convertible Preferred Stock are entitled to receive, in preference to all other stockholders, an amount equal to the greater of their original investment amount plus any declared but unpaid dividends or the fair value of the common stock on a fully converted basis prior to the deemed liquidation event. If, upon the occurrence of such event, the assets and funds available for distribution are insufficient to pay such holders the full amount to which they are entitled, then the entire assets and funds legally available for distribution shall be distributed ratably among the holders of the Convertible Preferred Stock in proportion to the full amounts to which they would otherwise be entitled.

Conversion

Each share of Convertible Preferred Stock is convertible into one share of common stock at any time at the option of the holder at a conversion price then in effect. As of December 31, 2019, the conversion price of the Series A is $3.1423 per share and the conversion price of the Series B is $3.9325 per share. All outstanding Convertible Preferred Stock will automatically convert into common stock at the conversion price then in effect upon (i) a qualified initial public offering of common stock with a public offering price of at least $11.80 per share and aggregate gross proceeds of at least $50.0 million or (ii) the affirmative election of 66% of the holders of the outstanding shares of Convertible Preferred Stock.

Redemption

The Convertible Preferred Stock is subject to redemption under certain deemed liquidation events not solely within the control of the Company, as defined, and as such is considered contingently redeemable for accounting purposes and is classified as temporary equity in the Company’s balance sheets.

Future Tranche Right Feature

Pursuant to the October 2017 Series A Stock Purchase Agreement, the Series A investors could elect to purchase up to an aggregate of 5,728,376 additional shares of the Company’s Series A at a fixed purchase price of $3.1423 per share (the “Series A Future Tranche Right”). Additionally, upon the successful filing of an investigational new drug application (“IND”), the Series A investors were obligated to purchase the additional shares of Series A. In the event the holders did not purchase additional shares of Series A, their initial shares of Series A would have automatically converted into shares of the Company’s common stock at a conversion ratio of 10 shares of Series A for 1 share of common stock. In August 2018, the Series A Future Tranche Right was exercised in full by the Series A investors.

Pursuant to the May 2019 Series B Stock Purchase Agreement, the Series B investors could elect to purchase an aggregate of 7,628,846 additional shares of the Company’s Series B at a fixed purchase price of $3.9325 per share (the “Series B Future Tranche Right”). Additionally, upon the successful demonstration of certain pharmacokinetic and safety profile milestones by the Company, the holders were obligated to purchase the additional shares of Series B. In the event the holders did not purchase additional shares of Series B, their initial shares of Series B would have automatically converted into shares of the Company’s common stock at a conversion ratio of 10 shares of Series B for 1 share of common stock.

The Company determined that the Series A Future Tranche Right and Series B Future Tranche Right (Collectively, “Future Tranche Rights”) did not meet the definition of a freestanding financial instrument as they were not legally detachable. The Future Tranche Rights were also evaluated as an embedded derivative and the Company determined they did not meet the definition of a derivative instrument for which bifurcation would be required. In March 2020, the Series B Future Tranche Right was exercised in full by the Series B investors (Note 11).

Common Stock

The holders of the common stock are entitled to one vote for each share of common stock held at all meetings of stockholders. Unless required by law, there shall be no cumulative voting. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, after the payment of all preferential amounts required to be paid to the holders of shares of Convertible Preferred Stock, the remaining funds and assets available for distribution to the stockholders of the Company will be distributed among the holders of shares of common stock, pro rata based on the number of shares of common stock held by each such holder.